Accumulated Other Comprehensive (Loss) Income attributable to Federated Shareholders Schedule (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Accumulated other comprehensive (loss) income, net of tax	$ (1,208)		$ (2,937)		$ (8,612)		$ (3,695)
Other comprehensive (loss) income, before reclassifications and tax	6,797		5,609		(14,609)
Other comprehensive (loss) income before reclassifications, tax total	(2,971)		(2,656)		6,294
Reclassification from accumulated other comprehensive income, before tax	(4,448)		3,840		5,963
Other comprehensive income (loss) reclassifications, tax total	2,351		(1,118)		(2,565)
Net current-period other comprehensive income (loss)	1,729		5,675		(4,917)
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated other comprehensive (loss) income, net of tax	(3,185)	[1]	(7,071)	[1]	(9,634)	[1]	(7,627)	[1]
Other comprehensive (loss) income, before reclassifications and tax	(400)	[1]	(3,253)	[1]	(11,763)	[1]
Other comprehensive (loss) income before reclassifications, tax total	146	[1]	1,201	[1]	5,032	[1]
Reclassification from accumulated other comprehensive income, before tax	6,518	[1]	7,316	[1]	8,255	[1]
Other comprehensive income (loss) reclassifications, tax total	(2,378)	[1]	(2,701)	[1]	(3,531)	[1]
Net current-period other comprehensive income (loss)	3,886	[1]	2,563	[1]	(2,007)	[1]
Accumulated Net Unrealized Investment Gain (Loss) [Member]
Accumulated other comprehensive (loss) income, net of tax	1,586	[2]	3,644	[2]	325	[2]	3,264	[2]
Other comprehensive (loss) income, before reclassifications and tax	7,346	[2]	9,009	[2]	(2,786)	[2]
Other comprehensive (loss) income before reclassifications, tax total	(3,167)	[2]	(3,670)	[2]	1,173	[2]
Reclassification from accumulated other comprehensive income, before tax	(10,966)	[2]	(3,408)	[2]	(2,292)	[2]
Other comprehensive income (loss) reclassifications, tax total	4,729	[2]	1,388	[2]	966	[2]
Net current-period other comprehensive income (loss)	(2,058)	[2]	3,319	[2]	(2,939)	[2]
Accumulated Net Gain (Loss) for Derivatives used in Net Investment Hedge [Member]
Accumulated other comprehensive (loss) income, net of tax	0	[3]	0	[3]	368	[3]	0	[3]
Other comprehensive (loss) income, before reclassifications and tax	0	[3]	(1,631)	[3]	462	[3]
Other comprehensive (loss) income before reclassifications, tax total	0	[3]	332	[3]	(94)	[3]
Reclassification from accumulated other comprehensive income, before tax	0	[3]	1,169	[3]	0	[3]
Other comprehensive income (loss) reclassifications, tax total	0	[3]	(238)		0	[3]
Net current-period other comprehensive income (loss)	0	[3]	(368)	[3]	368	[3]
Accumulated Translation Adjustment [Member]
Accumulated other comprehensive (loss) income, net of tax	391	[3]	490	[3]	329	[3]	668	[3]
Other comprehensive (loss) income, before reclassifications and tax	(149)	[3]	1,484	[3]	(522)	[3]
Other comprehensive (loss) income before reclassifications, tax total	50	[3]	(519)	[3]	183	[3]
Reclassification from accumulated other comprehensive income, before tax	0	[3]	(1,237)	[3]	0	[3]
Other comprehensive income (loss) reclassifications, tax total	0	[3]	433	[3]	0	[3]
Net current-period other comprehensive income (loss)	$ (99)	[3]	$ 161	[3]	$ (339)	[3]

[1]	Amounts reclassified from Accumulated other comprehensive loss, net of tax were recorded in Debt expense on the Consolidated Statements of Income.
[2]	Amounts reclassified from Accumulated other comprehensive loss, net of tax were recorded in Gain on securities, net on the Consolidated Statements of Income.
[3]	Amounts reclassified from Accumulated other comprehensive loss, net of tax were recorded in Nonoperating Income (Expenses) - Other, net on the Consolidated Statements of Income.